Share-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

Note 6—Share-based Compensation

The following table summarizes the nonvested stock options activity for the nine months ended September 30, 2013:

Nonvested stock options	Shares	Weighted-average exercise prices

Nonvested at December 31, 2012	4,571,258	$2.16
Vested	(3,757,099)	2.07

Nonvested at September 30, 2013	814,159	$2.57

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718.

The following table summarizes the nonvested restricted shares activity for the nine months ended September 30, 2013:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2012	115,420	$5.90
Vested	(115,420)	5.90
Granted	9,133	24.64

Nonvested at September 30, 2013	9,133	$24.64

During the third quarter of 2013, the Company granted to three of its directors restricted stock units under the EVERTEC, Inc. 2013 Equity Incentive Plan.

Share-based compensation recognized was as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Share-based compensation recognized
Stock options	$204	$151	$5,416	$442
Restricted shares	32	181	303	447

Pursuant to the terms of the Equity Incentive Plan, Tranche B options granted to employees and certain directors would vest at such time as the Investor Internal Rate of Return (“IRR”) equals or exceeds 25%, except for one grant that vests upon a 20% IRR, based on cash proceeds received by Apollo Investment Fund VII, L.P. (the “Investor”), and Tranche C options would vest at such time as the IRR equals or exceeds 30% based on cash proceeds received by the Investor.

As a result of the Initial Public Offering, the IRR required by the Tranche B and C options was achieved and accordingly, all Tranche B and C options became vested. As a result, the Company recognized a share-based compensation expense of $4.9 million in April 2013.

The maximum unrecognized cost for stock options was $1.3 million as of September 30, 2013 related to Tranche A time vesting options. The maximum unrecognized cost for restricted stock units was $0.2 million as of September 30, 2013.

Note 14—Share-based Compensation

Equity Incentive Plan

The Equity Incentive Plan was established to grant stock options, rights to purchase shares, restricted stock, restricted stock units and other stock-based rights to employees, directors, consultants and advisors of EVERTEC, LLC. EVERTEC, Inc. reserved 5,843,208 shares of its Class B non-voting common stock for issuance upon exercise and grants of stock options, restricted stock and other equity awards under the Stock Incentive Plan. The maximum option term is ten years from the date of grant. The initial grant of 5,249,140 options was made on February 11, 2011 to certain employees of EVERTEC, LLC. Plan participants have the right to purchase shares of EVERTEC, Inc.’ Class B non-voting common stock in three tranches: Tranche A options vest in equal installments, Tranche B options vest at such time as the Investor Internal Rate of Return (“Investor IRR”) equals or exceeds 25% based on cash proceeds received by the Investor, and Tranche C options vest at such time as the investor rate of return equals or exceeds 30%. For purposes of these vesting provisions, the Investor’s IRR is the rate of return measured in cash and any securities received by the Investor as a return on its investment in our common stock.

The following table summarizes the nonvested stock options activity for the years ended December 31, 2012 and 2011:

Nonvested stock options	Shares	Weighted-average exercise prices(2)
Nonvested at December 31, 2010	—	$—
Granted(1)	5,739,140	1.30
Vested(3)(4)	(326,574)	1.30
Forfeitures	(350,592)	1.30

Nonvested at December 31, 2011	5,061,974	$1.30
Granted	1,020,000	4.95
Vested(3)(4)	(279,750)	1.30
Forfeitures	(1,230,966)	1.30

Nonvested at December 31, 2012	4,571,258	$2.16

(1)	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
(2)	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.
(3)	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
(4)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.

In connection with the cash dividend declared on December 18, 2012, the board of directors of EVERTEC, Inc. approved an equitable adjustment to stock options previously granted as required by the Plan payable in form of a one-time cash bonus to holders of vested options for shares of common stock in the amount of $0.69 per share, which in the case of vested options was on December 21, 2012 and in the case of unvested options will be paid in the future as the options vest, subject to certain conditions. Accordingly, $2.8 million was recognized as other long-term liabilities related the accrual of the unvested portion of the stock options.

As a result of the cash dividend, on May 9, 2012, the board of directors of EVERTEC, Inc. approved an equitable adjustment to stock options previously granted as required by its Equity Incentive Plan in order to reduce the exercise price of the outstanding options granted under or subject to the terms of the Plan by $3.71 per share. This adjustment to the exercise price did not impact the compensation expense recognized by the Company for the year ended December 31, 2012 or the maximum unrecognized cost.

Management uses the fair value method of recording stock-based compensation as described in the guidance for stock compensation in ASC topic 718. The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the Equity Incentive Plan and the Monte Carlo simulation analysis for Tranche B and Tranche C options, with the following assumptions:

	Years ended December 31,
	2012	2011
	Stock options granted under the Stock Incentive Plan	Stock options granted under the Stock Incentive Plan	Stock options not granted under the Stock Incentive Plan
Stock Price(1)	$5.19 per share	$1.30 per share	$1.30 per share
Risk-free rate	0.59%	2.14%	2.06%
Expected volatility	31.12%	35.00%	35.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term	3.87 years	4.60 years	4.49 years

(1)	As discussed above, on May 9, 2012 an equitable adjustment to stock options was approved with caused a reduction of $3.71 per share of the exercise price of the outstanding options. Accordingly, the stock price presented above reflects this equitable adjustment for both periods as applicable.

The risk-free rate is based on the U.S. Constant Maturities Treasury Interest Rate as of the grant date. The expected volatility is based on a combination of historical volatility and implied volatility from public trade companies in our industry. The expected annual dividend yield is based on management’s expectations of future dividends as of the grant date. The expected term is based on the vesting time of the options.

The following table summarizes the nonvested restricted shares activity for the years ended December 31, 2012 and 2011:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	160,000	5.00
Vested(1)	(33,884)	5.00

Nonvested at December 31, 2011	126,116	5.00
Granted	29,292	8.54
Vested(1)	(86,128)	5.00

Nonvested at December 31, 2012	69,280	$6.50

(1)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.

Share-based compensation recognized was as follows:

	Year ended December 31,
(Dollar amounts in thousands)	2012	2011
Share-based compensation recognized, net
Stock options, net of income tax expense of $62 and $214	$595	$714
Restricted shares, net of income tax expense of $47 and $51	609	170

The maximum unrecognized cost for stock options was $6.7 million as of December 31, 2012, which includes $1.8 million, $2.5 million and $2.4 million related to Tranche A, Tranche B and C options, respectively. The Company did not recognize share-based compensation expense related to Tranche B and C options as vesting was not considered probable. The cost is expected to be recognized over a weighted average period of 3.11 years.

The maximum unrecognized compensation cost for restricted stock was $0.3 million as of December 31, 2012. The cost is expected to be recognized over a weighted average period of 0.38 years.